Stockholders' equity and dividend payment, Stockholders' equity (Details)	12 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Dec. 31, 2019 shares
Common Stock [Abstract]
Number of vote per common stock | Vote	1
Common Stock [Member]
Stockholders' Equity [Abstract]
Issued, Beginning balance (in shares)	146,819,401	142,700,046
Restricted stock issued (in shares)	601,530	790,571
Conversion of convertible bonds (in shares)	23,377,397	4,390,025
Retirement of treasury shares (in shares)		(1,061,241)
Issued, Ending balance (in shares)	170,798,328	146,819,401
Par value (in dollars per share) | $ / shares	$ 0.01
Number of shares authorized for issue (in shares)	250,000,000
Preference Shares [Member]
Stockholders' Equity [Abstract]
Par value (in dollars per share) | $ / shares	$ 0.01